UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.7%
Alabama — 0.5%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$550,595
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	557,805
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,119,940
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	2,025,030

				4,253,370

Arizona — 3.3%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,760,325
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000%	07/01/46	1,000	1,032,350
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000%	07/01/45	1,000	1,032,590
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj., 144A	5.000%	07/01/44	2,250	2,326,477
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	3,152,040
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,193,907
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,515	5,448,115
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	5,680	6,817,420
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,091,050

				25,854,274

California — 10.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	887,414
California Cnty. Tob. Secur. Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	3,080	3,117,391
California Cnty. Tob. Secur. Corp., Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,750,332
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	2,032,792
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	907,537
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	536,395
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,154,230
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,040,260
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,770,870
California St. Infrast & Econ. Dev. Bank Rev., Academy Motion Picture Art, Rfdg.	4.000%	11/01/45	1,250	1,298,000
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%	12/01/31	1,000	1,193,100
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%	10/01/30	750	876,277
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%	11/01/34	750	901,582
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., 144A	5.000%	07/01/45	750	780,270
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%	07/01/45	650	699,004

California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hosp. Asst.	5.000%	02/01/45	1,500	1,678,035
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	750	774,653
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%	11/01/40	2,000	2,218,060
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250%	12/01/44	1,000	1,081,410
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000%	07/01/30	995	1,090,172
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250%	11/15/41	500	583,270
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%	09/01/34	500	564,835
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%	06/01/27	8,365	8,385,912
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%	06/01/47	9,765	9,325,673
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%	06/01/37	5,000	4,672,600
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	1,000	1,104,110
Lincoln CA Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000%	09/02/27	1,000	1,170,160
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	3,220	3,931,459
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	2,060	2,966,256
M-S-R Energy Auth. Calif., Ser. A	7.000%	11/01/34	1,650	2,436,241
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	1,921,428
Port of Oakland, Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	1,123,510
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%	11/01/45	1,000	1,182,530
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	2,000	2,350,860
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	1,000	1,229,690
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	656,995
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000%	05/01/25	1,000	1,164,500
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs. Dist., Ser. 2013-1, Village of Sendero	5.625%	09/01/36	675	765,835
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	574,475
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	4,020	4,020,523

				78,918,646

Colorado — 3.3%
Colorado Edl. & Cultural Fac. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000%	12/15/45	1,000	1,002,260
Colorado Edl. & Cultural Fac. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000%	11/01/44	885	909,576
Colorado Edl. & Cultural Fac. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375%	07/01/44	1,350	1,427,639
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	569,481
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,521,300
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,377,263
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%	09/01/34	1,500	1,563,090
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000%	01/15/45	2,500	2,553,600
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,293,134

Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,608,150
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,132,000
Park Creek Met. Dist. Ltd. Ppty. Rev. , Senior Lmt. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	1,685,850
Plaza Co. Met. Dist. 1 Rev., Rfdg., 144A	5.000%	12/01/40	1,000	1,048,280
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	5,135	7,285,743

				25,977,366

Connecticut — 0.5%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,403,500
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,377,840

				3,781,340

Delaware — 0.2%
Delaware St. Hlth. Fac. Auth. Rev., Nanticoke Mem. Hosp., Ser. A	5.000%	07/01/32	1,375	1,460,690

District of Columbia — 1.3%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,694,565
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	452,680
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	987,216
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	836,918
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,706,150
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,640,565

				10,318,094

Florida — 8.7%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,885	3,013,527
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,694,595
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,215	2,415,878
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,405,863
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act, Ser. A-1	6.000%	06/01/16	1,500	1,529,055
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,200,170
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000%	05/01/26	1,000	1,158,810
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125%	05/15/44	2,000	2,379,440
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	575,750
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,182,340
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,195,540
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,825,792
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/26	500	525,360
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	4,700	4,873,148
Highlands Cmnty. Dev., Spl. Assmt.(a)	5.550%	05/01/36	65	47,506
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(b)	8.000%	08/15/32	1,000	1,254,020
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,099,150
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)(d)(e)	5.750%	05/01/36	935	448,800

Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	3,004,650
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250%	05/01/26	250	249,985
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	1,509,375
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	1,017,680
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	3.950%	12/15/21	1,750	1,822,065
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	4.200%	12/15/25	1,000	1,023,250
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,985	2,106,244
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,147,860
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,710,270
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	572,105
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500%	06/01/49	1,000	1,221,110
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000%	06/01/21	1,750	1,828,470
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,112,290
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A	5.500%	10/01/24	1,000	1,046,610
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,364,088
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,165,806
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%	08/01/45	1,000	1,123,310
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A (Prerefunded 11/15/19)(b)	6.500%	11/15/39	1,500	1,810,770
Tallahassee Hlth. Facs. Mem. Rev.	5.000%	12/01/55	1,000	1,090,760
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt. Rev., Rfdg.	4.000%	05/01/36	2,000	2,028,840
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125%	05/01/39	2,250	2,596,905
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	7.000%	05/01/41	825	1,010,699
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Rfdg.	5.500%	05/01/42	2,215	2,547,671
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt. Rev.	5.125%	05/01/43	1,160	1,287,716
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt. Rev.	6.000%	05/01/44	1,000	1,155,030
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt. Rev.	4.500%	05/01/45	1,500	1,541,325

				68,919,628

Georgia — 1.0%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	552,665
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	5.500%	01/01/33	1,000	1,073,320
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%	06/01/29	2,000	2,483,540
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,181,640
Marietta Dev. Auth. Rev., Life Univ.	7.000%	06/15/39	1,000	1,042,330
Priv. Colleges & Univs. Auth. Rev., Savannah College of Art & Design Proj.	5.000%	04/01/44	1,500	1,653,045

				7,986,540

Guam — 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(b)	7.000%	11/15/39	1,000	1,225,350
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	560,485

				1,785,835

Hawaii — 0.9%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%	07/01/40	1,000	1,119,050
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	566,500
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%	11/15/44	1,000	1,240,740
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,938,500
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,133,030

				6,997,820

Idaho — 0.1%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,135,060

Illinois — 6.9%
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,206,800
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT, Rfdg.	5.375%	01/01/39	1,500	1,682,295
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375%	01/01/40	2,000	2,064,860
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	778,845
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	1,000	1,010,490
Chicago, IL, GO, Ser. A	4.000%	12/01/16	335	338,357
Chicago, IL, Ser. C., Rfdg.	5.000%	01/01/26	1,000	1,026,730
Chicago, IL, Ser. C., Rfdg.	5.000%	01/01/38	2,500	2,393,975
Chicago, IL Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	3,651,850
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,718,265
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,000	1,042,580
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,500,825
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	4,999,550
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,746,840
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,738,680
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,210,320
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(b)	7.250%	11/01/38	3,405	3,997,845
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C (Prerefunded 05/01/19)(b)	6.625%	11/01/39	1,000	1,182,900
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(b)	7.000%	08/15/44	3,000	3,636,990
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000%	05/01/30	5,000	5,056,300
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,678,665
Illinois St., GO	5.000%	08/01/25	1,000	1,099,260
Illinois St., GO	5.000%	05/01/36	2,000	2,127,740
Illinois St., GO	5.000%	02/01/39	1,500	1,578,780
Illinois St., GO	5.000%	05/01/39	1,000	1,053,830
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,707,942
Springfield Elec. Rev., Sr. Lien, AGM, Rfdg.	4.000%	03/01/40	1,500	1,536,720

				54,768,234

Indiana — 1.6%
Indiana St. Fin. Auth. Rev., Franciscan Alliance Inc., Ser. A	4.000%	11/01/51	2,500	2,470,750
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A(c)	7.000%	10/01/39	1,000	976,180
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,149,980
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/34	500	563,620
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/40	750	826,147
Indiana St. Fin. Auth. Rev., Impt., U.S. Steel Corp., Rfdg.	6.000%	12/01/26	1,135	681,000

Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,135,210
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	1,000	1,160,800
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,848,765
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,799,505

				12,611,957

Iowa — 1.8%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	1,074,270
Ames IA Hosp., Mary Greely Med. Ctr. Rev.	5.250%	06/15/36	1,000	1,113,340
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.000%	12/01/19	850	889,474
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250%	12/01/25	4,600	5,020,256
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500%	12/01/22	5,600	5,889,072
Iowa St. Higher. Edu. Ln. Auth. Rev., Wartburg Clg. Proj., Rfdg.	2.500%	10/01/20	435	421,506

				14,407,918

Kansas — 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,153,370

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	4,037,110
Kentucky Econ. Dev. Fin. Auth. Telecom. Rev., Sr., Next Gen. Info., Ser. A	5.000%	01/01/45	1,000	1,097,150
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	564,745
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	547,180

				6,246,185

Louisiana — 1.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,185,650
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,318,280
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp. (Prerefunded 07/01/19)(b)	6.750%	07/01/39	2,000	2,385,920
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,098,820
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt., AGC	6.750%	06/01/26	2,000	2,260,680
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	562,255
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,116,820
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%	12/01/40	2,500	2,695,825

				13,624,250

Maine — 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,400,660

Maryland — 1.8%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%	07/01/40	2,000	2,120,480
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	2,269,880
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,705	4,962,928

Howard Cnty. Spl. Oblig., Annapolis Junction Twn. Ctr. Proj., Tax Alloc.	6.100%	02/15/44	1,420	1,536,042
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,153,270
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%	01/01/41	1,500	1,703,130
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	600	701,874

				14,447,604

Massachusetts — 0.9%
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS International Chrt. Sch., Rfdg.	5.000%	04/15/40	1,250	1,354,462
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%	01/01/32	2,000	2,430,120
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	3,000	3,131,790

				6,916,372

Michigan — 3.0%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%	07/01/40	3,000	3,002,580
Michigan Fin. Auth. Rev., Sr., Lien, Beaumont Hlth. Cr. Gr.	4.000%	11/01/46	1,500	1,497,285
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000%	07/01/35	500	567,475
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser C-1	5.000%	07/01/44	1,000	1,083,190
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	872,565
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%	11/15/39	1,000	1,141,850
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp. (Prerefunded 05/15/18)(b)	5.750%	05/15/38	1,500	1,668,480
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%	07/01/20	1,000	1,174,440
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	1,800	1,928,988
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(b)	8.250%	09/01/39	2,150	2,557,726
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W (Prerefunded 08/01/19)(b)	6.000%	08/01/39	1,000	1,174,210
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,094,000
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500%	11/01/30	1,500	1,500,375
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250%	11/01/25	2,060	2,062,493
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,690,845

				24,016,502

Minnesota — 0.4%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	1,248,063
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj.	5.000%	11/15/44	1,000	1,134,970
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT	4.500%	10/01/37	1,000	918,590

				3,301,623

Mississippi — 0.1%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,123,220

Missouri — 2.3%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%	02/15/35	1,000	1,118,490
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,589,325

Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%	01/01/45	2,010	2,097,375
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,111,450
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,328,640
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs.	5.000%	02/01/46	1,000	1,096,490
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Anthonys Med. Ctr., Ser B., Rfdg.	4.000%	02/01/40	750	768,495
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis CLG Pharmacy, Ser. B	5.000%	05/01/45	1,500	1,593,945
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,189,481
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Obl., Rfdg.	5.125%	12/01/45	1,000	1,020,460
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,147,000

				18,061,151

Nevada — 0.3%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,560	1,588,096
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125%	12/15/45	1,000	1,007,650

				2,595,746

New Hampshire — 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt., AMT (Mandatory put date 10/01/2019), 144A	4.000%	04/01/29	1,000	1,012,400

New Jersey — 10.0%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625%	01/01/38	1,000	1,018,090
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750%	09/15/27	1,105	1,228,097
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,232,380
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,489,900
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	2,765	2,916,992
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,546,300
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,275	2,578,826
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875%	01/01/37	3,000	3,000,000
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,549,586
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,070,510
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250%	06/15/40	1,250	1,352,825
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,926,219
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,552,125
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,142,141
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Rfdg.	5.000%	07/01/39	1,000	1,144,120
New Jersey Healthcare Facs. Fin. Auth. Rev., Univ. Hosp., Ser. A, AGM	5.000%	07/01/46	1,500	1,688,205

New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%		07/01/41	500	600,000
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%		07/01/37	1,000	1,163,580
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%		07/01/38	3,000	3,314,010
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%		07/01/33	2,000	2,267,440
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(b)	7.500%		12/01/32	1,000	1,210,510
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converted to Fixed on 01/01/15)(Prerefunded 01/01/17)(b)	5.150%		01/01/35	4,000	4,170,520
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%		12/15/38	2,000	2,189,920
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.000%		06/15/45	1,200	1,265,160
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.250%		06/15/41	1,000	1,079,840
Salem Cnty. Poll. Ctrl. Fing. Auth. Rev., Chambers Proj., Ser. A, AMT, Rfdg.	5.000%		12/01/23	2,000	2,227,660
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	822,307
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.500%		06/01/23	6,300	6,387,003
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	8,000	8,017,120
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,504,910
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	8,355	6,978,180

					79,634,476

New York — 3.4%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	1,250	1,454,150
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,079,760
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	9.550	%(g)	06/01/47	5,000	268,450
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	11.290	%(g)	06/01/50	4,000	92,080
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, (Prerefunded 05/01/19)(b)	6.000%		05/01/33	1,500	1,744,350
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500%		08/01/16	300	309,450
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%		08/01/31	2,400	2,502,480
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	2,046,730
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,310,200
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000%		07/01/40	1,000	1,151,070
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., 144A	5.000%		12/01/45	1,000	1,048,610
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(b)	5.000%		07/01/42	1,000	1,229,010
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	569,210
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,914,725
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%		06/01/26	865	872,058
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.125%		06/01/42	4,895	4,509,421

					27,101,754

North Carolina — 0.6%
North Carolina Dept. of Trans. Rev., I-77 Hot Lanes Proj., AMT	5.000%	06/30/54	1,500	1,584,735
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C (Prerefunded 01/01/19)(b)	6.750%	01/01/24	1,000	1,171,190
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	804,773
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%	10/01/35	1,000	1,057,590

				4,618,288

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(b)	5.000%	07/01/35	750	899,175

Ohio — 3.4%
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Revenue Bonds, Ser. A-2	5.875%	06/01/47	1,500	1,320,015
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	5,893,172
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,778,611
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,835,440
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	1,875	1,776,525
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%	11/01/45	2,000	2,092,060
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,372,100
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	711,444
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	906,495
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,088,850
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,318,188
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,089,090
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625%	10/01/33	700	719,789
Ohio St. Wtr. Dev. Auth. Rev., U.S. Steel Corp. Proj., Rfdg.	6.600%	05/01/29	300	179,994

				27,081,773

Oklahoma — 1.2%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125%	04/01/42	1,750	1,643,932
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,662,945
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,107,170
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Rfdg., AMT	5.000%	06/01/35	1,250	1,396,838
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, Rfdg., AMT	5.500%	06/01/35	3,000	3,277,590

				9,088,475

Oregon — 0.3%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,103,220
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,117,320

				2,220,540

Pennsylvania — 5.9%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(b)	7.250%	07/01/39	1,000	1,211,630
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	3,086,073
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,056,470
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%	01/01/45	2,000	2,142,660
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,047,840
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(b)	6.375%	01/01/39	900	1,039,815
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%	07/01/46	1,000	1,047,550
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900%	07/01/40	1,000	1,006,150
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	1,450	1,614,531
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Health Network	4.250%	07/01/45	1,000	1,045,820
Montgomery Cnty. Indl. Dev. Auth. Rev., Whitemarsh CCRC, Rfdg.	5.250%	01/01/40	1,000	1,007,390
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%	07/01/45	2,000	2,027,880
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500%	08/15/35	1,000	1,090,820
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625%	12/01/18	3,500	3,511,270
Pennsylvania Econ. Dev. Fin. Auth., Swr. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250%	01/01/32	750	830,895
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000%	05/01/29	490	577,499
Pennsylvania Econ. Dev. Fin. Auth. Rev., PA Bridges Finco. LP, AMT	5.000%	06/30/42	1,500	1,650,930
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250%	06/15/43	2,000	2,371,000
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%	06/01/50	3,000	3,038,160
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%	12/15/41	2,000	2,254,340
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%	12/15/41	1,000	1,123,340
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	5,660	6,119,592
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/34	4,175	4,241,299
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%	07/01/30	500	511,855
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%	07/01/26	750	774,938
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500%	01/01/38	1,500	1,590,225

				47,019,972

Puerto Rico — 1.7%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	1,350	928,098
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	1,125	767,824
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500%	07/01/39	2,000	1,260,140
Puerto Rico Comnwlth., Ser. A, GO	8.000%	07/01/35	6,200	4,440,812
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A, Rfdg.	6.750%	07/01/36	2,000	1,180,400

Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	1,175,400
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.	6.000%		07/01/20	2,500	1,474,600
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	12.150	%(g)	08/01/33	5,000	634,400
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	571,875
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	385,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	833,103

					13,651,652

Rhode Island — 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000%		05/15/39	2,000	2,308,900
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	600	642,000

					2,950,900

South Carolina — 0.6%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,500	1,525,965
South Carolina St. Pub. Svc. Auth. Rev., Ser. E	5.250%		12/01/55	2,500	2,836,875

					4,362,840

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A	5.000%		07/01/42	1,655	1,817,720

Tennessee — 1.4%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%		01/01/45	2,000	2,250,080
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000%		07/01/38	1,000	1,138,010
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg.	6.750%		07/01/17	2,000	2,152,180
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS	4.710	%(g)	01/01/35	1,000	393,300
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	912,628
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,100	1,130,756
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,169,590
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,500	1,786,065

					10,932,609

Texas — 10.4%
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/24	3,405	3,484,915
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/34	1,000	1,024,620
Board of Managers Jt., Guadalupe Cnt., City of Seguin Hosp. Rev., Rfdg.	5.000%		12/01/45	500	522,905
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(d)	5.400%		05/01/29	2,000	59,800
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(d)	8.250%		10/01/30	3,000	89,700
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)	5.400%		10/01/29	1,000	29,900
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%		04/01/45	2,050	2,360,186
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750%		01/01/25	1,000	1,113,160

Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	2,000	2,293,300
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%		01/01/45	1,000	1,125,470
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%		08/15/42	1,000	1,066,010
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%		08/15/41	1,000	1,121,580
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,193,740
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%		02/15/38	2,000	2,116,880
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%		12/01/40	3,000	3,433,740
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	1,464,612
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,208,000
Gregg Cnty. Hlth. Facs. Dev. Corp. Rev., Good Shepherd Hlth. Sys., Rfdg., 144A	4.198	%(f)	10/01/29	500	505,295
Harris Cnty. Cultural Edu. Facs. Fin. Corp., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,560,465
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%		07/15/35	2,000	2,128,640
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%		07/15/38	1,500	1,737,615
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,119,120
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	285,938
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., (Prerefunded 05/15/21)(b)	6.500%		05/15/31	535	682,409
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,335,800
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%		05/15/31	465	555,405
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000%		08/15/35	1,000	1,119,940
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(b)	6.375%		08/15/44	1,000	1,186,330
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(b)	7.500%		08/15/41	2,000	2,446,900
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-1, Rfdg.	4.000%		06/01/30	1,000	1,065,160
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-2, Rfdg.	4.000%		06/01/30	1,800	1,917,288
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%		11/01/29	1,000	1,142,120
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj.	5.000%		04/01/47	1,000	1,059,540
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,699,710
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,373,200
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. S, Rfdg., (Prerefunded 01/01/18)(b)	5.750%		01/01/40	1,810	1,982,746
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. SE, Rfdg., Unrefunded	5.750%		01/01/40	1,690	1,827,245
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Prerefunded 01/01/18)(b)	5.750%		01/01/38	2,500	2,738,600
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,112,160
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%		08/15/39	1,000	1,122,930
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(d)	6.150%		08/01/22	1,000	29,900
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%		08/15/40	1,000	1,163,000
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000%		11/15/40	1,100	1,133,429
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	3.875%		11/15/20	500	502,710

Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	5.500%		11/15/45	1,900	1,983,182
Tarrant Cnty. Cultural Ed. Fac. Fin. Corp. Rev., Trinity Terrace Proj., Rfdg.	5.000%		10/01/44	1,000	1,083,290
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	5,079,654
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	1.043	%(f)	12/15/26	1,500	1,385,625
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,637,904
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,355,820
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	617,980
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,887,060
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(b)	6.200%		02/15/40	1,000	1,205,280

					82,477,908

Utah — 0.1%
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000%		04/15/45	1,000	1,045,570

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%		05/01/33	1,100	1,160,984

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	845,565

Virginia — 2.2%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.160	%(g)	07/15/40	1,000	759,310
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875%		03/01/36	1,250	1,442,900
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT(c)	8.000%		09/01/26	4,070	4,070,000
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,292,702
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,333,240
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	5,131,282

					17,029,434

Washington — 1.9%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,056,020
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%		12/01/22	1,190	1,193,987
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	705,456
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%		12/01/37	3,000	3,222,990
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,312,888
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(b)	5.000%		12/01/42	1,000	1,211,750
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%		07/01/30	1,115	1,273,263
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,231,351

Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(b)	5.625%	10/01/38	1,250	1,460,375
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%	01/01/44	2,000	2,299,720

				14,967,800

Wisconsin — 0.4%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%	07/01/42	1,500	1,567,740
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%	07/01/28	1,000	1,089,640
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys. Inc., Ser. B, Rfdg.	5.000%	09/15/45	500	536,355

				3,193,735

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	567,845

TOTAL INVESTMENTS — 96.7% (cost $720,156,244)(h)				766,744,870
Other assets in excess of liabilities — 3.3%				26,281,077

NET ASSETS — 100.0%				$793,025,947

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CCRC	Continuing Care Retirement Communities
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(g)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2016.

(h)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$716,673,823

Appreciation	68,478,903
Depreciation	(18,407,856)

Net Unrealized Appreciation	$50,071,047

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$4,253,370	$—
Arizona	—	25,854,274	—
California	—	78,918,646	—
Colorado	—	25,977,366	—
Connecticut	—	3,781,340	—
Delaware	—	1,460,690	—
District of Columbia	—	10,318,094	—
Florida	—	68,470,828	448,800
Georgia	—	7,986,540	—
Guam	—	1,785,835	—
Hawaii	—	6,997,820	—
Idaho	—	1,135,060	—
Illinois	—	54,768,234	—
Indiana	—	12,611,957	—
Iowa	—	14,407,918	—
Kansas	—	1,153,370	—
Kentucky	—	6,246,185	—
Louisiana	—	13,624,250	—
Maine	—	2,400,660	—
Maryland	—	14,447,604	—
Massachusetts	—	6,916,372	—
Michigan	—	24,016,502	—
Minnesota	—	3,301,623	—
Mississippi	—	1,123,220	—
Missouri	—	18,061,151	—
Nevada	—	2,595,746	—
New Hampshire	—	1,012,400	—
New Jersey	—	79,634,476	—
New York	—	27,101,754	—
North Carolina	—	4,618,288	—
North Dakota	—	899,175	—
Ohio	—	27,081,773	—
Oklahoma	—	9,088,475	—
Oregon	—	2,220,540	—
Pennsylvania	—	47,019,972	—
Puerto Rico	—	13,651,652	—
Rhode Island	—	2,950,900	—
South Carolina	—	4,362,840	—
South Dakota	—	1,817,720	—
Tennessee	—	10,932,609	—
Texas	—	82,477,908	—
Utah	—	1,045,570	—
Vermont	—	1,160,984	—
Virgin Islands	—	845,565	—

Virginia	—	17,029,434	—
Washington	—	14,967,800	—
Wisconsin	—	3,193,735	—
Wyoming	—	567,845	—

Total	$—	$766,296,070	$448,800

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange.

These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 17, 2016

*	Print the name and title of each signing officer under his or her signature.